Schedule of Fair Values Of Warrants (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Balance, beginning	$ 29,000
Change in fair value	31,973	$ 31,973		$ 21,750	$ (413,250)
Balance, ending	$ 60,973	$ 60,973